Subsequent events (Details) $ / shares in Units, ¥ in Thousands		12 Months Ended
	Apr. 22, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Feb. 22, 2019 USD ($)	Aug. 24, 2018 USD ($)
Subsequent events
Value of shares repurchased under share repurchase program | ¥			¥ 70,109
ADS
Subsequent events
Share repurchase program, maximum amount					$ 20,000,000
Number of shares repurchased under share repurchase program | shares		2,249,831	2,249,831
Value of shares repurchased under share repurchase program		$ 10,151,428
Weighted average price per ADS | $ / shares		$ 4.51
ADS | Subsequent events
Subsequent events
Share repurchase program, maximum amount				$ 10,000,000
Number of shares repurchased under share repurchase program | shares	4,827,730
Value of shares repurchased under share repurchase program	$ 23,290,779
Weighted average price per ADS | $ / shares	$ 4.82